Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Eye Street 1201 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	$ (5.4)	$ (5.7)
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Eye Street 1225 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	0.6	(0.1)
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Piedmont 500 W. Monroe Fee LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	208.4	194.0
Suwanee Gateway One LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	7.5	7.6
Medici Atlanta LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	14.3	13.7
TownPark 400, LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	$ 23.2	$ 23.5